Basis of preparation and significant accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 49,909	€ 53,919	€ 54,637
Adjustment of the EU IAS 39 carve-out	9,357	(2,490)	(4,081)
Tax effect of the adjustment	(2,765)	637	1,063
Effect of adjustment after tax	6,592	(1,853)	(3,018)
In accordance with IFRS-IASB Shareholders’ equity	€ 56,500	€ 52,066	€ 51,619